Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended			1 Months Ended
	Dec. 31, 2014 bank store	Dec. 31, 2013	Dec. 31, 2012	Jan. 31, 2015 store
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of banks	1
Number of financial services retailer stores	33
Gain on sales of loans	$ 1,034,000	$ 955,000	$ 1,220,000
Proceeds from sale of loans held for sale	35,865,000	63,573,000	76,277,000
Total loans held for sale	4,996,000	6,225,000
Loans Held-for-sale, Consumer, Installment, Student	2,400,000	3,100,000
Loans Held-for-sale, Mortgages	2,600,000	3,100,000
Federal Home Loan Bank Stock, Membership Requirement	1,500,000
Federal Home Loan Bank Stock, Borrowing Requirement	13,700,000
Federal Home Loan Bank Certificates and Obligations (FHLB) [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restricted investments in bank stock	15,200,000
Atlantic Central Bankers Bank (ACBB) Stock [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restricted investments in bank stock	65,000
Other Assets [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Foreclosed assets	7,700,000	4,500,000
SBA Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Receivable, Net	9,300,000
Gain on sales of loans	310,000
Proceeds from sale of loans held for sale	2,300,000	0	0
Gain on sales of loans HFS	134,000
Loans, held for sale	$ 0	$ 0
Maximum [Member] | Residential Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Sale of loans held for sale, period from funding date to sale date	30 days
Subsequent Event [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of Additional Stores				1